Staff costs and Directors' remuneration - Summary of Average Number of Employees (Detail) - Costs by employer [member] - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	22,328	28,812	36,643
Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	6,013	8,146	9,636
Costs are borne by the System Fund [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	4,508	4,686	4,800
Costs are reimbursed [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	11,807	15,980	22,207
Americas [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,481	1,931	2,170
EMEAA [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	2,808	4,088	5,227
Greater China [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	299	314	339
Central [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,425	1,813	1,900